Consolidated Statements of Loss and Comprehensive Loss - USD ($)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Revenues		$ 1,740,907	$ 1,928,497	$ 1,971,679
Cost of revenues		(1,373,480)	(1,374,526)	(1,545,408)
Gross profit		367,427	553,971	426,271
Operating expenses:
Selling and marketing		(289,859)	(433,566)	(387,452)
General and administrative		(2,758,047)	(2,635,622)	(5,646,328)
Total operating expenses		(3,047,906)	(3,069,188)	(6,033,780)
Operating loss		(2,680,479)	(2,515,217)	(5,607,509)
Other income (expenses):
Interest expenses, net		(648,221)	(544,279)	(476,776)
Other income (expenses), net		25,048	(39,036)	149,513
Total other expenses, net		(623,173)	(583,315)	(327,263)
Loss before income taxes		(3,303,652)	(3,098,532)	(5,934,772)
Income tax expenses
Net loss		(3,303,652)	(3,098,532)	(5,934,772)
Other comprehensive loss:
Foreign currency translation loss		(49,727)	(828,224)	(1,153,713)
Comprehensive loss		$ (3,353,379)	$ (3,926,756)	$ (7,088,485)
Loss per ordinary share
Basic (in Dollars per share)		$ (2.321)	$ (28.577)	$ (177.837)
Diluted (in Dollars per share)		$ (2.321)	$ (28.577)	$ (177.837)
Weighted average number of ordinary shares outstanding
Basic (in Shares)	[1]	1,423,301	108,428	33,372
Diluted (in Shares)	[1]	1,423,301	108,428	33,372
Revenues generated from third parties
Revenues		$ 1,736,606	$ 1,900,737	$ 1,938,058
Revenue generated from related parties
Revenues		$ 4,301	$ 27,760	$ 33,621

[1]	Retrospectively restated for effect of reverse stock splits on February 22, 2021, May 19, 2022 and October 5, 2023.